Taxes on Income (Items Recorded in Equity) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Actuarial gains from defined benefit plan	$ (6)	$ 10	$ (3)
Change in investments at fair value through other comprehensive income	0	(1)	0
Taxes in respect of exchange rate differences on equity loan to a subsidiary included in translation adjustment	(3)	1	2
Tax recorded in other comprehensive income	$ (9)	$ 10	$ (1)